Equity Incentive Schemes and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	Options Granted Under Plans	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2015	1,626,582	$34.87	$11.94
Granted	256,191	$69.61	$20.10
Exercised	(393,240)	$25.79	$9.84
Cancelled	(23,089)	$29.74	$11.19
Outstanding at December 31, 2016	1,466,444	$43.45	$13.94
Granted	219,113	$85.98	$25.06
Exercised	(458,243)	$30.35	$10.72
Cancelled	(55,921)	$54.35	$16.76
Outstanding at December 31, 2017	1,171,393	$56.02	$17.15
Granted	167,557	$118.90	$36.84
Exercised	(408,699)	$41.12	$13.55
Cancelled	(9,505)	$32.35	$11.39
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Vested and exercisable at December 31, 2018	397,923	$56.10	$17.11

Schedule of Non Vested Shares Outstanding
Non-vested shares outstanding as at December 31, 2018 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Non-vested outstanding at December 31, 2017	694,727	$68.06	$20.03

Granted	167,557	118.90	36.84
Vested	(336,756)	62.21	18.51
Forfeited	(2,705)	56.58	16.84

Non-vested outstanding at December 31, 2018	522,823	$88.18	$26.41

Summary of Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2018:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$20.28	18,190	0.16		18,190
$22.30	52,811	1.32		52,811
$23.66	1,161	1.57		1,161
$26.71	450	1.69		450
$32.37	20,848	2.33		20,848
$36.22	2,141	2.46		2,141
$37.90	920	2.93		920
$40.83	40,502	3.39		25,360
$47.03	22,685	3.17		14,020
$48.67	50,896	3.21		34,906
$51.35	2,030	3.60		1,224
$65.60	66,752	5.38		24,543
$66.47	4,267	4.39		1,572
$66.97	1,249	4.45		—
$68.39	135,400	4.18		79,069
$71.95	127,905	5.17		74,473
$83.47	127,136	6.17		22,461
$90.03	77,846	6.38		23,774
$115.11	107,794	7.17		—
$125.74	59,763	7.38		—
$20.28 - $125.74	920,746	5.01	$74.32	397,923	$56.10

Summary of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Weighted average fair value	$36.84	$25.06	$20.10

Assumptions:
Expected volatility	30%	29%	30%
Dividend yield	—%	—%	—%
Risk-free interest rate	2.76%	1.93%	1.39%
Expected life	5.0 years	5.0 years	5.0 years

Summary of RSU and PSU Activity
The following table summarizes RSU and PSU activity for the year ended December 31, 2018:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2017	511,026	$72.07	0.93	715,970	$72.65	1.28

Granted	71,906	$116.02		160,113	$123.42
Shares vested	(215,826)	$68.28		(276,495)	$67.99
Forfeited	(116,053)	$70.89		(64,911)	$78.92

Outstanding at December 31, 2018	251,053	$85.95	0.96	534,677	$89.50	1.22

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Direct costs	$17,408	$18,020	$21,903
Selling, general and administrative	$14,186	$12,553	$18,440
Total compensation costs	$31,594	$30,573	$40,343